Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 40,940	$ 31,483
Field Services Revenue	6,506	2,306
Other Revenue	24	45
Total Operating Revenue	47,470	33,834
OPERATING EXPENSES
Production and Lease Operating Expense	13,400	12,299
General and Administrative Expense	7,796	5,411
(Gain) Loss on Disposal of Asset	(10)	26
Impairment Expense	66	2,793
Exploration Expense	2,044	1,092
Depreciation, Depletion, Amortization and Accretion	11,157	9,544
Field Service Operating Expense	4,055	1,456
Other Operating Expense	444	326
TOTAL OPERATING EXPENSES	38,952	32,947
INCOME FROM OPERATIONS	8,518	887
OTHER INCOME (EXPENSE)
Interest Expense	(4,005)	(1,739)
Gain (Loss) on Derivatives, Net	(8,540)	7,439
Other Income (Expense)	(139)	6
Loss on Equity Method Investments	(178)	(134)
TOTAL OTHER INCOME (EXPENSE)	(12,862)	5,572
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(4,344)	6,459
Income Tax Benefit (Expense)	2,004	(2,631)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(2,340)	3,828
Loss From Discontinued Operations, Net of Income Taxes	(61)	(5,355)
NET LOSS	(2,401)	(1,527)
Net Income Attributable to Noncontrolling Interests	433	101
NET LOSS ATTRIBUTABLE TO REX ENERGY	$ (2,834)	$ (1,628)
Earnings (loss) per common share:
Basic-Net Income (Loss) From Continuing Operations Attributable to Rex Common Shareholders	$ (0.05)	$ 0.08
Basic-Net Loss From Discontinued Operations Attributable to Rex Common Shareholders	$ 0.00	$ (0.11)
Basic-Net Loss Attributable to Rex Common Shareholders	$ (0.05)	$ (0.03)
Basic-Weighted Average Shares of Common Stock Outstanding	52,367	48,744
Diluted-Net Income (Loss) From Continuing Operations Attributable to Rex Common Shareholders	$ (0.05)	$ 0.08
Diluted-Net Loss From Discontinued Operations Attributable to Rex Common Shareholders	$ 0.00	$ (0.11)
Diluted-Net Loss Attributable to Rex Common Shareholders	$ (0.05)	$ (0.03)
Diluted-Weighted Average Shares of Common Stock Outstanding	52,367	49,693